Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 152,186	$ 123,382	$ 125,356
Interest expense	1,344	723	615
Business Segments
Segment Information
Assets	125,087	100,047	100,868
Depreciation/amortization of intangibles	4,392	4,063	4,101
Capital expenditures/investments in intangibles	2,501	3,610	3,259
Interest income	1,490	1,647	1,527
Interest expense	512	515	381
Business Segments | Cloud & Cognitive Software
Segment Information
Assets	58,453	28,713	29,650
Depreciation/amortization of intangibles	1,107	1,058	1,185
Capital expenditures/investments in intangibles	515	469	467
Business Segments | Global Business Services
Segment Information
Assets	10,039	8,360	8,647
Depreciation/amortization of intangibles	149	100	99
Capital expenditures/investments in intangibles	48	57	46
Business Segments | Global Technology Services
Segment Information
Assets	22,436	17,624	17,577
Depreciation/amortization of intangibles	2,601	2,359	2,209
Capital expenditures/investments in intangibles	1,575	2,569	2,193
Business Segments | Systems
Segment Information
Assets	4,590	4,030	3,898
Depreciation/amortization of intangibles	350	315	341
Capital expenditures/investments in intangibles	305	241	189
Business Segments | Global Financing
Segment Information
Assets	29,568	41,320	41,096
Depreciation/amortization of intangibles	186	229	267
Capital expenditures/investments in intangibles	57	274	364
Interest income	1,490	1,647	1,527
Interest expense	$ 512	$ 515	$ 381